Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Amounts Due from Related Parties

As of June 30, 2025 and December 31, 2024, the balances of amounts due from related parties were as follows:

		As of June 30, 2025	As of December 31, 2024
Due from related parties
Bally		$5,172	$5,172
Zhongna Times	(1)	697,973	-
Mr. Wenwu Zhang	(2)	328,047	321,949
Shenzhen Zhuhai		-	150,699
Zhihai Yuncheng		-	63,588
Others		700	700
Total		$1,031,892	$542,108

(1)	The balance as of June 30, 2025 represented the advance payment on technological service fee on sodium-ion battery and silicon carbon battery.

(2)	The balance as of June 30, 2025 and December 31, 2024 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s shares of Haicheng Shenhe.

As of June 30, 2025 and December 31, 2024, the balances of amounts due to related parties were as follows:

		As of June 30, 2025	As of December 31, 2024
Due to related parties
Ms. Jing Ji		$19,369	$19,009
Shanghai Huiyang	(1)	240,122	235,001
Haicheng Shenhe		2,383	1,029
Huatai Zhonghe			-
Zhuhai Investment	(2)	2,177,673	3,442,663
Zhongna Times		-	493,198
Others		5,908	5,905
Total		$2,445,455	$4,196,805

(1)	The balances as of June 30, 2025 and December 31, 2024 mainly represented the loans from Shanghai Huiyang Investment Co., with the annual interest rate of 4.35% and was initially due on August 13, 2023 and extended to December 31, 2025.

(2)	The balances as of June 30, 2025 and December 31, 2024 represented the loans from Zhuhai Investment, with the annual interest rate of 4% and is due on December 31, 2025.